UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Large Cap Value Fund

	Shares	Value ($)
Common Stocks 100.1%
Consumer Discretionary 16.4%
Hotels, Restaurants & Leisure 4.1%
Del Taco Restaurants, Inc.* (a)	837,720	10,630,667
Las Vegas Sands Corp. (a)	520,919	24,082,085
Yum! Brands, Inc.	245,709	19,600,207
		54,312,959
Household Durables 1.9%
Whirlpool Corp.	146,900	24,693,890
Media 6.1%
Comcast Corp. "A"	306,256	17,251,400
Starz "A"*	488,511	18,372,899
Viacom, Inc. "B"	1,111,491	45,315,488
		80,939,787
Multiline Retail 0.6%
Dillard's, Inc. "A" (a)	90,017	8,327,473
Specialty Retail 1.8%
Best Buy Co., Inc.	628,854	23,104,096
Textiles, Apparel & Luxury Goods 1.9%
PVH Corp.	211,758	25,194,967
Consumer Staples 5.0%
Beverages 2.6%
Molson Coors Brewing Co. "B"	256,472	17,463,179
PepsiCo, Inc.	178,624	16,599,528
		34,062,707
Food Products 1.5%
The JM Smucker Co.	164,647	19,382,245
Household Products 0.9%
Colgate-Palmolive Co.	193,173	12,133,196
Energy 10.8%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	332,005	23,764,918
EOG Resources, Inc.	349,384	27,360,261
EQT Corp.	224,830	17,496,271
Gulfport Energy Corp.*	241,483	8,652,336
Marathon Petroleum Corp.	143,499	6,788,938
Pioneer Natural Resources Co.	209,384	25,766,795
Range Resources Corp.	397,296	15,343,571
Valero Energy Corp.	298,447	17,709,845
		142,882,935
Financials 9.2%
Banks 4.2%
Citigroup, Inc.	789,421	42,218,235
JPMorgan Chase & Co.	211,036	13,527,408
		55,745,643
Real Estate Investment Trusts 3.8%
HCP, Inc. (REIT)	487,318	18,060,013
Prologis, Inc. (REIT)	355,989	13,527,582
Ventas, Inc. (REIT)	345,285	18,997,581
		50,585,176
Real Estate Management & Development 1.2%
Jones Lang LaSalle, Inc.	102,242	15,220,766
Health Care 31.3%
Biotechnology 9.4%
Alexion Pharmaceuticals, Inc.*	202,445	34,859,004
Celgene Corp.*	293,632	34,672,067
Gilead Sciences, Inc. (a)	256,952	26,997,947
Puma Biotechnology, Inc.*	219,287	20,156,861
Sarepta Therapeutics, Inc.* (a)	189,959	6,781,536
		123,467,415
Health Care Equipment & Supplies 2.0%
Medtronic PLC	372,323	26,915,230
Health Care Providers & Services 15.4%
Anthem, Inc.	179,588	25,330,887
Centene Corp.*	322,435	19,900,688
Cigna Corp.	493,318	69,454,241
Community Health Systems, Inc.*	389,311	20,906,001
DaVita HealthCare Partners, Inc.*	328,893	24,877,467
Diplomat Pharmacy, Inc.* (a)	133,261	5,262,477
Humana, Inc.	99,944	18,268,764
Tenet Healthcare Corp.*	405,836	19,979,306
		203,979,831
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	41,636	5,219,905
Pharmaceuticals 4.1%
Endo International PLC*	481,198	37,052,246
Mallinckrodt PLC*	200,076	17,254,554
		54,306,800
Industrials 7.2%
Aerospace & Defense 4.4%
Northrop Grumman Corp.	175,507	28,737,516
Raytheon Co.	288,409	29,579,227
		58,316,743
Air Freight & Logistics 1.2%
FedEx Corp.	102,070	15,372,763
Building Products 1.1%
A.O. Smith Corp.	214,469	13,835,395
Machinery 0.5%
Wabtec Corp.	73,451	7,033,668
Information Technology 9.5%
Communications Equipment 3.0%
Cisco Systems, Inc.	1,547,102	40,039,000
Internet Software & Services 1.0%
Rackspace Hosting, Inc.*	439,237	13,357,197
IT Services 4.0%
Alliance Data Systems Corp.*	134,768	34,660,982
Vantiv, Inc. "A"*	403,715	17,779,608
		52,440,590
Software 1.5%
Microsoft Corp.	454,773	19,791,721
Materials 5.3%
Chemicals 2.3%
PPG Industries, Inc.	172,757	16,462,014
Valspar Corp. (a)	194,909	14,286,830
		30,748,844
Containers & Packaging 1.9%
WestRock Co.	422,349	25,066,413
Metals & Mining 1.1%
Newmont Mining Corp.	840,448	14,346,448
Utilities 5.4%
Electric Utilities 2.1%
Duke Energy Corp.	163,948	11,625,553
NextEra Energy, Inc.	156,799	15,430,590
		27,056,143
Gas Utilities 0.5%
UGI Corp.	204,588	6,972,359
Multi-Utilities 2.8%
Dominion Resources, Inc.	208,539	14,545,594
Sempra Energy (a)	237,134	22,492,160
		37,037,754
Total Common Stocks (Cost $1,375,123,090)		1,321,890,059
Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $96,649,345)	96,649,345	96,649,345
Cash Equivalents 1.1%
Central Cash Management Fund, 0.11% (b) (Cost $14,409,927)	14,409,927	14,409,927
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,486,182,362) †	108.5	1,432,949,331
Other Assets and Liabilities, Net	(8.5)	(111,985,511)
Net Assets	100.0	1,320,963,820

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,488,185,870. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $55,236,539. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,931,334 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $129,167,873.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $92,584,565, which is 7.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,321,890,059	$—	$—	$1,321,890,059
Short-Term Investments (d)	111,059,272	—	—	111,059,272

Total	$1,432,949,331	$—	$—	$1,432,949,331

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015